Earnings / (Loss) Per Share (EPS) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non-vested share awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive non-vested share awards and warrants	489,000	505,500	614,170
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive non-vested share awards and warrants	7,480,833	7,480,833	1,333,333